CVC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Reconciliation of weighted average shares used in the calculations of the basic and diluted net income per share attributable to Cablevision stockholders
The following table presents a reconciliation of weighted average shares used in the calculation of the basic and diluted net income per share attributable to Altice USA stockholders for the year ended December 31, 2017:

Basic weighted average shares outstanding	696,055,000

Effect of dilution:
Stock options	—
Diluted weighted average shares outstanding	696,055,000

Cablevision Systems Corporation And Subsidiaries
Schedule of common stock
The following table provides details of Cablevision's shares of common stock through the Merger Date:

	Shares of Common Stock Outstanding
	Class A Common Stock	Class B Common Stock
Balance at December 31, 2014	220,219,935	54,137,673
Employee and non-employee director stock transactions (a)	2,352,275	—
Balance at December 31, 2015	222,572,210	54,137,673
Employee and non-employee director stock transactions (a)	(185,276)	—
Balance at June 20, 2016	222,386,934	54,137,673

(a)
Primarily included issuances of common stock in connection with employee and non-employee director exercises of stock options and restricted shares granted to employees, offset by shares acquired by the Company in connection with the fulfillment of employees' statutory tax withholding obligation for applicable income and other employment taxes and forfeited employee restricted shares.

Schedule of cash dividends declared
Prior to the Merger, the Board of Directors of Cablevision had declared and paid the following cash dividends to stockholders of record on both its CNYG Class A common stock and CNYG Class B common stock:

Declaration Date	Dividend per Share	Record Date	Payment Date

August 6, 2015	$0.15	August 21, 2015	September 10, 2015
May 1, 2015	$0.15	May 22, 2015	June 12, 2015
February 24, 2015	$0.15	March 16, 2015	April 3, 2015

Reconciliation of weighted average shares used in the calculations of the basic and diluted net income per share attributable to Cablevision stockholders
The following table presents a reconciliation of weighted average shares used in the calculations of the basic and diluted net income per share attributable to Cablevision stockholders:

	January 1, 2016 to June 20, 2016	Years Ended December 31,
		2015

Basic weighted average shares outstanding	272,035	269,388

Effect of dilution:
Stock options	4,444	3,532
Restricted stock	3,720	3,419
Diluted weighted average shares outstanding	280,199	276,339